OTHER ASSETS - Schedule of Investment Property (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	£ 11,754
Acquisitions of new properties	18	£ 61
Additional expenditure on existing properties	68	21
Change in fair value (note 7)	575	(209)	£ (108)
At 31 December	11,577	11,754
Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,347
At 31 December	3,612	3,347
Cost or valuation | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,347	3,553
Change in fair value (note 7)	575	(209)
Disposals	(396)	(79)
At 31 December	£ 3,612	£ 3,347	£ 3,553